Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Plasma Donor Centers
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500

Fair value of net assets acquired	1,620

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

Interstated Blood Bank, Inc. Group
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000

Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)

Total liabilities and contingent liabilities	(30,783)	(34,591)

Total net assets acquired	19,345	21,744

Kedplasma Centers
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars

Cost of the business combination

Payment in cash	42,780	50,163

Total business combination cost	42,780	50,163

Fair value of net assets acquired	5,042	5,787

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	37,738	44,376

Biotest Acquisition
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Total business combination cost	245,126	286,454
Fair value of net assets acquired	114,463	133,761
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	130,663	152,693

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Cash and cash equivalents	5,876	6,867
Trade and other receivables	15,114	17,663
Inventories	18,235	21,309
Other assets	2,438	2,849
Intangible assets (note 8)	19,511	22,800
Goodwill	5,571	6,510
Property, Plant and equipment (note 10)	22,190	25,931
Deferred tax assets	33,917	39,635
Financial assets	10,975	12,825
Total assets	133,827	156,389
Trade and other payables	(5,322)	(6,219)
Other liabilities	(4,249)	(4,965)
Deferred tax liability	(4,878)	(5,700)
Long-term liabilities	(4,915)	(5,744)
Total liabilities and contingent liabilities	(19,364)	(22,628)
Total net assets acquired	114,463	133,761
Goodwill (note 7)	130,663	152,693
Total business combination cost	245,126	286,454

Haema, AG
Business Combinations
Disclosure of detailed information about business combination

Thousands of Euros
Total business combination cost	220,191
Fair value of net assets acquired	49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (see note 7)	171,134

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair value
Thousands of Euros
Cash and cash equivalents	7,727
Trade and other receivables	10,321
Inventories	5,535
Other assets	836
Intangible assets (note 8)	1,518
Property, Plant and equipment (note 10)	25,407
Total assets	51,344
Trade and other payables	(1,795)
Contingent liabilities	(492)
Total liabilities and contingent liabilities	(2,287)
Total net assets acquired	49,057
Goodwill (note 7)	171,134
Total business combination cost	220,191

Goetech, LLC. ("MedKeeper")
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
First repurchase of non-controlling interests	11,475	14,000
Second repurchase of non-controlling interests (discounted amount)	14,952	18,241
Purchase of remaining non-controlling interests	42,998	52,458
Total business combination cost	69,425	84,699
Fair value of net assets acquired	14,104	17,207
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	55,321	67,492

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair value
	Thousands of Euros	Thousands of US Dollars
Intangible assets (note 8)	30,561	37,285
Property, Plant and equipment (note 10)	67	82
Other non-current assets	2,350	2,867
Other current assets	4,453	5,433
Total assets	37,432	45,667
Non-current liabilities	(2,186)	(2,667)
Current liabilities	(7,711)	(9,407)
Deferred tax liability	(13,431)	(16,386)
Total liabilities and contingent liabilities	(23,328)	(28,460)
Total net assets acquired	14,104	17,207

Hologic acquisition
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
Payment in cash	1,734,077	1,865,000
Result of the cancellation of the existing contract	41,894	45,057
Total business combination cost	1,775,971	1,910,057
Fair value of net assets acquired	309,551	332,923
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	1,466,420	1,577,134

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousands of Euros	Thousands of US Dollars

R&D in progress	137,756	148,157
Other Intangible assets	142,174	152,908
Property, plant and equipment	24,569	26,424
Deferred Tax Assets (note 28)	16,736	18,000
Inventories	30,157	32,434

Total Assets	351,392	377,923

Current Provisions (note 20 (b))	41,841	45,000

Total liabilities and contingent liabilities	41,841	45,000

Total net assets acquired	309,551	332,923

Kedplamsa acquisition
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
Payment in cash	44,238	47,083
Total business combination cost	44,238	47,083
Fair value of net assets acquired	4,137	4,403
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	40,101	42,680